Schedule of Quarterly Financial Information (Parenthetical) (Detail) - USD ($) $ in Billions	3 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015
Severance, Pension, and Benefit Credit (Charges)
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	$ 1.0	$ (0.5)	$ (2.2)	$ (0.1)	$ 1.6	$ (0.2)
Spectrum
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations				$ 0.1	$ 0.2
Early Debt Redemption Costs
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations			(1.1)
Gain on Access Line Sale
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations			$ 0.1